LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of basic loss per share

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Net loss attributed to the ordinary shares	$(1,729)	$(5,301)	$(14,403)

Weighted average number of ordinary shares

	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Balance at the beginning of the year	264,495	262,917	259,581
The effect of private placement and rights offering	12,908	—	2,716
The effect of exercise of options into shares	262	1,192	245
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542

Schedule of diluted loss per share

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Net loss used in computation of basic earnings per share	$(1,729)	$(5,301)	$(14,403)
Changes in the fair value of the Viola warrants and Warrants (Series 4), which are classified as a liability	(2,434)	(1,785)	—
Net loss attributed to the ordinary shares (diluted)	$(4,163)	$(7,086)	$(14,403)

Weighted average number of ordinary shares (diluted)

	Year Ended December 31,
	2018	2017	2016
	Number of shares in thousands
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542
Effect of the exercise of the Viola warrants and Warrants (Series 4)	43,246	39,877	—
Weighted average number of ordinary shares used in computation of diluted loss per share per share	320,911	303,986	262,542